Supplemental Cash Flow Information (Summary of Reconciliation of Additions to Property, Plant and Equipment to Total Capital Expenditures) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
(Decrease) increase in capital accruals	$ (22)	$ 27	$ 11